FAIR VALUE MEASUREMENT - Significant unobservable inputs utilized in the valuation (Details)	Dec. 31, 2020 item
Expected share volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable inputs utilized in valuation	0.453
Exit events | Liquidation scenario
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable inputs utilized in valuation	0.30
Exit events | Redemption scenario
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable inputs utilized in valuation	0.30
Exit events | IPO scenario
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable inputs utilized in valuation	0.40